Analysis Age of Recorded Investment in Financing Receivables that Past Due (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	¥ 53,030		¥ 64,584
60-89 days past due	30,543		36,291
90 days or more past due	152,632		217,196
Total past due	236,205		318,071
Current	73,387,335		69,627,393
Total	73,623,540	[1]	69,945,464	[1]
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	52,943		64,457
60-89 days past due	30,520		35,406
90 days or more past due	141,697		206,064
Total past due	225,160		305,927
Current	54,713,147		54,274,386
Total	54,938,307		54,580,313
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	2,834		3,788
60-89 days past due	2,193		1,911
90 days or more past due	14,452		32,830
Total past due	19,479		38,529
Current	8,006,453		8,040,342
Total	8,025,932		8,078,871
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	5,412		11,815
60-89 days past due	3,440		4,038
90 days or more past due	44,852		69,333
Total past due	53,704		85,186
Current	7,150,890		7,392,667
Total	7,204,594		7,477,853
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	2,185		3,385
60-89 days past due	1,235		1,916
90 days or more past due	10,304		13,829
Total past due	13,724		19,130
Current	3,943,018		3,952,881
Total	3,956,742		3,972,011
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	3,205		2,771
60-89 days past due	4,561		2,851
90 days or more past due	12,180		16,483
Total past due	19,946		22,105
Current	5,330,761		5,333,869
Total	5,350,707		5,355,974
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	832		711
60-89 days past due	573		558
90 days or more past due	3,265		3,687
Total past due	4,670		4,956
Current	3,242,724		3,142,150
Total	3,247,394		3,147,106
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
60-89 days past due	1
90 days or more past due	5		6
Total past due	6		6
Current	3,460,141		3,142,992
Total	3,460,147		3,142,998
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	6,734,451		6,907,426
Total	6,734,451		6,907,426
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	9
60-89 days past due	29		18
90 days or more past due	34		122
Total past due	72		140
Current	4,983,749		4,521,854
Total	4,983,821	[2]	4,521,994	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	38,466		41,987
60-89 days past due	18,488		24,114
90 days or more past due	56,605		69,774
Total past due	113,559		135,875
Current	11,860,960		11,840,205
Total	11,974,519		11,976,080
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	87		127
60-89 days past due	23		885
90 days or more past due	10,935		11,132
Total past due	11,045		12,144
Current	18,674,188		15,353,007
Total	18,685,233		15,365,151
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	4,610,141		4,088,651
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 883,004		¥ 595,911

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and Other of foreign include trade receivables and lease receivables of consolidated VIEs.